Income taxes	12 Months Ended
Mar. 31, 2021
Income taxes
19. Income taxes
Income tax expense
The following table presents the components of Income tax expense for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Current:
Domestic	116,695	96,231	81,023
Foreign	49,871	52,885	78,992

Total current tax expense	166,566	149,116	160,015

Deferred:
Domestic	(162,475)	(111,341)	55,927
Foreign	5,244	9,400	(5,226)

Total deferred tax expense (benefit)	(157,231)	(101,941)	50,701

Total income tax expense	9,335	47,175	210,716

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2019, 2020 and 2021. The detailed amounts recorded directly in Equity are as follows:

	2019	2020	2021
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,940)	(10,012)	(2,810)
Less: reclassification adjustments	889	(8,410)	7,195

Total	(3,051)	(18,422)	4,385

Pension liability adjustments:
Unrealized gains (losses)	(6,558)	(52,888)	143,653
Less: reclassification adjustments	(2,370)	(1,765)	(1,424)

Total	(8,928)	(54,653)	142,229

Own credit risk adjustments :
Unrealized gains (losses)	3,033	5,052	919
Less: reclassification adjustments	(47)	387	(1,911)

Total	2,986	5,439	(992)

Total tax effect before allocation to noncontrolling interests	(8,993)	(67,636)	145,622

Reconciliation of Income tax expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen, except tax rates)
Income before income tax expense	85,060	153,490	1,028,764
Effective statutory tax rate	30.62%	30.62%	30.62%

Income tax calculated at the statutory tax rate	26,045	46,999	315,007
Income not subject to tax	(8,861)	(7,758)	(7,446)
Expenses not deductible for tax purposes	1,389	1,290	728
Tax rate differentials of subsidiaries	(3,522)	(5,756)	(9,252)
Change in valuation allowance	(2,444)	5,984	(39,410)
Noncontrolling interest income (loss) of consolidated VIEs	3,475	14,796	(70,143)
Effect of enacted change in tax rates	(11)	(210)	(213)
Change in unrecognized tax benefits	9,420	—	—
Other (Note)	(16,156)	(8,170)	21,445

Income tax expense	9,335	47,175	210,716

Note:
In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.

Deferred tax assets and liabilities
The components of net deferred tax assets (liabilities) at March 31, 2020 and 2021 are as follows:

	2020	2021
	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	165,665	247,983
Lease liabilities	191,873	195,629
Premises and equipment	77,513	64,389
Derivative financial instruments	4,647	14,893
Trading securities	—	8,519
Available-for-sale securities	5,532	1,164
Investments	3,563	—
Net operating loss carryforwards (Note)	163,264	151,383
Other	203,004	237,730

	815,061	921,690
Valuation allowance (Note)	(165,278)	(129,150)

Deferred tax assets, net of valuation allowance	649,783	792,540

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	202,930	292,397
Investments	—	259,276
Right-of-use assets	188,591	188,902
Trading securities	58,266	—
Other	89,157	83,952

Deferred tax liabilities	538,944	824,527

Net deferred tax assets (liabilities)	110,839	(31,987)

Note:
The amount includes ¥101,498 million and ¥85,001 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2020 and 2021, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,591 million and ¥56,928 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.
As of March 31, 2021, the accumulated amount of undistributed earnings that will be indefinitely reinvested and the unrecognized deferred tax liabilities related to such subsidiaries are approximately ¥233 billion and ¥22 billion, respectively.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2020 and 2021:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2020
Japan (1)	110	(92)	18
The United States	3	—	3
The United Kingdom (2)	47	(47)	—
Others	3	(2)	1

Total	163	(141)	22

2021
Japan (3)	94	(64)	30
The United States	2	—	2
The United Kingdom (2)	54	(54)	—
Others	1	—	1

Total	151	(118)	33

Notes:
(1)	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)	¥85 billion of the Japan deferred tax assets of ¥94 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
Determination of valuation allowance
In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning
strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale
securities and equity securities
to constitute a prudent and feasible
tax-planning
strategy and strong positive evidence. The Group has the ability to control when its available-for-sale
securities and equity securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.
Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.
Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.

A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group did not apply a consolidated taxation system for the fiscal years ended March 31, 2019, 2020 and 2021, with a few exceptions of certain subsidiaries, deferred tax assets and liabilities are calculated separately for each legal entity. The Group is applying to the consolidated taxation system beginning with the fiscal year ending March 31, 2022. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries. Therefore, when calculating deferred tax assets and liabilities and valuation allowance as of March 31, 2021, the Group considered the effect of the change to consolidated taxation system. The impact of the change to consolidated taxation system was not material to the cons
o
lidated financial statements. The changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources.
In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2021, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.
The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2021. A valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2021, MHFG’s securities subsidiary in the United Kingdom recorded cumulative losses on the basis of the recent three years’ pretax results and recognized a full valuation allowance, as there was no positive evidence to overcome the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.
Change in valuation allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Balance at beginning of fiscal year	163,358	158,581	165,278
Changes that directly affected Income tax expense	(2,444)	5,984	(39,410)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	(2,333)	713	3,282

Total	(2,333)	713	3,282

Balance at end of fiscal year	158,581	165,278	129,150

The decrease in the fiscal year ended March 31, 2019 of ¥2,444 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries.
The increase in the fiscal years ended March 31, 2020 of ¥5,984 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries.

The decrease in the fiscal years ended March 31, 2021 of ¥39,410 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG and its subsidiaries.
Net operating loss carryforwards
At March 31, 2021, the MHFG Group had net operating loss carryforwards totaling ¥615 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2022	—
2023	3
2024	3
2025	—
2026	282
2027 and thereafter (Note)	327

Total	615

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.
In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥281 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring will expire during the fiscal year ending March 31, 2026.
Uncertainty in income tax
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	2,345	12,323	3,374

Gross amount of increases related to positions taken during prior years	9,550	199	455
Gross amount of increases related to positions taken during the current year	330	328	524
Amount of decreases related to settlements	—	(9,420)	—
Foreign exchange translation	98	(56)	48

Total unrecognized tax benefits at end of fiscal year	12,323	3,374	4,401

The total amount of unrecognized tax benefits including ¥2,164 million, ¥1,477 million and ¥1,463 million of interest and penalties was ¥12,323 million, ¥3,374 million and ¥4,401 million at March 31, 2019, 2020 and 2021, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2012, 2002 and 2017, respectively. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.